Summary of Significant Accounting Policies (Details)				1 Months Ended			3 Months Ended		9 Months Ended				12 Months Ended
	Nov. 13, 2025 $ / shares	Nov. 25, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	May 31, 2024 shares	Mar. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2008	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2019	Sep. 18, 2025 shares	Jun. 24, 2025 shares	Jun. 29, 2024 USD ($)	Dec. 31, 2022 shares
Summary of Significant Accounting Policies [Line Items]
FDIC insured							$ 250,000		$ 250,000	$ 250,000			$ 250,000
Aggregate limit							150,000,000		150,000,000	150,000,000			150,000,000
Allowance for credit loss
Inventory allowance
Impairment of long-lived assets									0		$ 0
Depletion									15,114		50,541		54,030	66,271
Deferred revenue							91,310		91,310	$ 100,099			100,099	1,039,863
Total Net Revenues									$ 5,402,806		5,309,907		$ 8,402,488	7,971,224
Issuance of common stock (in Shares) | shares										125,000			125,000
Vesting period									4 years
Advertising expense									$ 178,483		311,195
Deferred income tax liability							$ 49,426,794		$ 49,429,916		9,150		$ 9,150	7,000
Federal net operating loss carryforwards										$ 61,234,307			61,234,307	49,287,572
Deferred transaction costs										0			0	$ 1,397,964
Number of barrels					600									1,200
Prepayment amount						$ 1,000,000
Agreement amount					$ 500,000
Excess prepayment amount					500,000
Current and new investors										12,000,000			12,000,000
Capital account													25,300,000
Pay out													25,300,000
Raised amount										9,791,360			9,791,360
Fair value of investment										$ 12,000,000			12,000,000
Servicing asset at fair value													$ 3,421,000
Expected volatility rate			70.00%
Expected dividends			$ 0
Risk-Free Interest Rate			4.08%							4.22%		4.22%	4.22%
Weighted Average Expected Term			5 years						5 years	5 years		5 years	5 years
Treasury bill term			5 years
Shares repurchased (in Shares) | shares										1			1	3
Service revenue													$ 8,402,488	$ 7,971,224
Cost of sales									$ 3,071,830		$ 3,523,831		$ 6,276,641	5,820,183
Service period for stock-based payment award													4 years
Advertising expense													$ 427,398	920,879
Number of operating segments									2				1
Tobacco Tax and Trade Bureau [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of sales													$ 232,073	$ 230,230
Flavored Bourbon L L C
Summary of Significant Accounting Policies [Line Items]
Ownership percentage							12.20%		12.20%	12.20%			12.20%	15.10%
Override waterfall distribution													0.025
Customer Concentration Risk | Three Customers [Member] | Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									86.00%
Customer Concentration Risk | Three Customers [Member] | Revenue Benchmark
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage											64.00%
Customer Concentration Risk | Two Customers | Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage													77.00%	71.00%
Customer Concentration Risk | Five Customers | Revenue Benchmark
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								83.00%					80.00%
Customer Concentration Risk | Four Customers | Revenue Benchmark
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage														64.00%
Supplier Concentration Risk | Three Customers [Member] | Accounts Payable
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									44.00%
Supplier Concentration Risk | Two Customers | Accounts Payable
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage													34.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares repurchased (in Shares) | shares								1			1
Shares repurchased (in Shares) | shares							9,147,795	22,095	9,147,795	263,680	22,095		263,680	19,074					19,077
Treasury Stock, Common
Summary of Significant Accounting Policies [Line Items]
Share price (in Dollars per share) | $ / shares										$ 3,157.8			$ 3,157.8	$ 3,157.8
RSU Awards [Member]
Summary of Significant Accounting Policies [Line Items]
Granted (in Shares) | shares				125
IPO
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs		$ 2,367,921
Underwriting commissions and expenses		$ 790,000
Share price (in Dollars per share) | $ / shares		$ 80
Whiskey Note
Summary of Significant Accounting Policies [Line Items]
Aggregate principal					$ 672,500
$IP Tokens [Member]
Summary of Significant Accounting Policies [Line Items]
Crypto token, fair value (in Dollars per share) | $ / shares							$ 8.54		$ 8.54
$IP Tokens [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Crypto token (in Dollars per share) | $ / shares	$ 3.32
2024 Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of common stock (in Shares) | shares		125,000														1,750,000	250,000
Option awards grants (in Shares) | shares							1,622,250		1,622,250
2024 Plan [Member] | RSU Awards [Member]
Summary of Significant Accounting Policies [Line Items]
Granted (in Shares) | shares									127,750
2024 Plan [Member] | RSU Awards [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Granted (in Shares) | shares									127,750
Services
Summary of Significant Accounting Policies [Line Items]
Total Net Revenues									$ 780,250		$ 1,258,820		$ 1,787,555	$ 2,834,742
Excise tax									113,164		144,711
Service revenue													1,787,555	2,834,742
Cost of sales									46,458		94,852		103,452	857,007
Shipping and Handling
Summary of Significant Accounting Policies [Line Items]
Other expenses									$ 118,246		$ 153,323		$ 248,005	$ 165,961
Flavored Bourbon L L C
Summary of Significant Accounting Policies [Line Items]
Fair value of investment			$ 14,285,000															$ 10,864,000
Two Suppliers | Supplier Concentration Risk | Accounts Payable
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage													34.00%
Three Suppliers | Supplier Concentration Risk | Accounts Payable
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage														48.00%
Minimum
Summary of Significant Accounting Policies [Line Items]
Useful life							6 years		6 years	6 years			6 years
Estimated useful lives							3 years		3 years	3 years			3 years
Risk-Free Interest Rate									3.88%				4.22%
Weighted Average Expected Term													5 years
Minimum | RSU Awards [Member]
Summary of Significant Accounting Policies [Line Items]
Granted (in Shares) | shares				2,500
Vesting period									1 year						1 year
Maximum
Summary of Significant Accounting Policies [Line Items]
Useful life							10 years		10 years	10 years			10 years
Estimated useful lives							20 years		20 years	20 years			20 years
Risk-Free Interest Rate									4.66%				4.22%
Weighted Average Expected Term													5 years
Maximum | RSU Awards [Member]
Summary of Significant Accounting Policies [Line Items]
Granted (in Shares) | shares				11,064
Vesting period									4 years						4 years